Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue from government contract	$ 0		$ 852,282		$ 0	$ 2,489,145	$ 2,489,145	$ 3,954,576
Research and development	3,110,508		4,728,998		7,013,971	10,083,586	18,121,519	23,713,602
General and administrative	1,331,564		1,542,190		2,700,982	3,229,635	6,006,673	5,385,254
Total operating expenses	4,442,072		6,271,188		9,714,953	13,313,221	24,128,192	29,098,856
Loss from operations	(4,442,072)		(5,418,906)		(9,714,953)	(10,824,076)	(21,639,047)	(25,144,280)
Interest income	15,494		49,123		26,454	96,642	174,276	173,359
Net loss	$ (4,426,578)	$ (5,261,921)	$ (5,369,783)	$ (5,357,651)	$ (9,688,499)	$ (10,727,434)	$ (21,464,771)	$ (24,992,296)
Net loss per common share (in dollars per share)	$ (0.97)		$ (8.74)		$ (2.94)	$ (19.72)	$ (22.4)	$ (120.46)
Weighted average shares outstanding (in shares)	4,565,207		614,369		3,293,735	543,892	958,443	207,482